Restatement of Previously Issued Financial Statements (Details) - Schedule of impact to previously presented financial statements - USD ($)	3 Months Ended							6 Months Ended		9 Months Ended
	Sep. 30, 2021	Sep. 30, 2020	Jun. 30, 2020	Mar. 31, 2020	Sep. 30, 2019	Jun. 30, 2019	Mar. 31, 2019	Jun. 30, 2020	Jun. 30, 2019	Sep. 30, 2021	Sep. 30, 2020	Sep. 30, 2019	Dec. 31, 2020
As Previously Reported [Member]
Error Corrections and Prior Period Adjustments Restatement [Line Items]
Ordinary shares subject to possible redemption	$ 220,476									$ 220,476			$ 2,149,607
Ordinary shares	3,480,585									3,480,585			2,410,382
Retained earnings (accumulated deficit)	1,519,418	$ 2,766,943	$ 2,851,173	$ 2,966,880	$ 2,087,782	$ 1,530,835	$ 956,971	$ 2,851,173	$ 1,530,835	1,519,418	$ 2,766,943	$ 2,087,782	2,589,624
Total shareholders’ equity (deficit)	5,000,003									5,000,003			5,000,006
Net income (loss)	(152,593)	(84,230)	(115,707)	402,558	556,947	573,864	560,869	286,851	1,134,733	(433,831)	202,621	1,691,680
Less: income attributable to ordinary shares subject to possible redemption	(5)	(59)								(17)	(86,089)
Adjusted net loss	$ (152,598)	$ (84,289)								$ (433,848)	$ 116,532
Basic and diluted weighted average redeemable ordinary shares outstanding (in Shares)
Basic and diluted net loss per redeemable ordinary share (in Dollars per share)
Basic and diluted weighted average non-redeemable ordinary shares outstanding	$ 4,446,830	$ 4,387,754								$ 4,433,417	$ 4,340,885
Basic and diluted net loss per non-redeemable ordinary share (in Dollars per share)	$ (0.03)	$ (0.02)								$ (0.1)	$ 0.03
Change in value of ordinary shares subject to possible redemption										$ 433,829	$ 202,627
Accretion of carrying value to redemption value
Adjustments [Member]
Error Corrections and Prior Period Adjustments Restatement [Line Items]
Ordinary shares subject to possible redemption	$ 14,316,536									14,316,536			13,215,384
Ordinary shares	(3,299,131)									(3,299,131)			(2,410,382)
Retained earnings (accumulated deficit)	(11,017,405)	$ (10,603,269)	(10,422,889)	(10,278,618)	(6,874,268)	(6,257,035)	(5,562,984)	(10,422,889)	(6,257,035)	(11,017,405)	(10,603,269)	(6,874,268)	(10,805,002)
Total shareholders’ equity (deficit)	(14,316,536)									(14,316,536)			(13,215,384)
Net income (loss)
Less: income attributable to ordinary shares subject to possible redemption	5	59								17	86,089
Adjusted net loss	$ 152,598	$ 84,289								$ 433,848	$ (116,532)
Basic and diluted weighted average redeemable ordinary shares outstanding (in Shares)	1,278,411	1,414,480								1,334,319	5,605,649
Basic and diluted net loss per redeemable ordinary share (in Dollars per share)	$ (0.09)	$ (0.06)								$ (0.24)	$ (0.2)
Basic and diluted weighted average non-redeemable ordinary shares outstanding	$ (1,245,072)	$ (1,185,996)								$ (1,231,659)	$ (1,139,127)
Basic and diluted net loss per non-redeemable ordinary share (in Dollars per share)	$ (0.06)	$ (0.04)								$ (0.14)	$ (0.23)
Change in value of ordinary shares subject to possible redemption										$ (433,829)	$ (202,627)
Accretion of carrying value to redemption value				1,683,168			688,610	1,827,439	1,382,661	667,324	2,007,819	1,999,894
As Restated [Member]
Error Corrections and Prior Period Adjustments Restatement [Line Items]
Ordinary shares subject to possible redemption	$ 14,537,012									14,537,012			15,364,991
Ordinary shares	181,454									181,454
Retained earnings (accumulated deficit)	(9,497,987)									(9,497,987)			(8,215,378)
Total shareholders’ equity (deficit)	(9,316,533)									(9,316,533)			$ (8,215,378)
Net income (loss)	(152,593)	$ (84,230)		402,558			560,869	286,851	1,134,733	(433,831)	202,621	1,691,680
Less: income attributable to ordinary shares subject to possible redemption
Adjusted net loss
Basic and diluted weighted average redeemable ordinary shares outstanding (in Shares)	1,278,411	1,414,480								1,334,319	5,605,649
Basic and diluted net loss per redeemable ordinary share (in Dollars per share)	$ (0.09)	$ (0.06)								$ (0.24)	$ (0.2)
Basic and diluted weighted average non-redeemable ordinary shares outstanding	$ 3,201,758	$ 3,201,758								$ 3,201,758	$ 3,201,758
Basic and diluted net loss per non-redeemable ordinary share (in Dollars per share)	$ (0.09)	$ (0.06)								$ (0.24)	$ (0.2)
Change in value of ordinary shares subject to possible redemption
Accretion of carrying value to redemption value				$ 1,683,168			$ 688,610	$ 1,827,439	$ 1,382,661	$ 667,324	$ 2,007,819	$ 1,999,894